Leases (Future Minimum Lease Payments) (Detail) - Jun. 24, 2015 - USD ($) $ in Thousands		Total
Leases [Abstract]
Percentage Of Imputed Average Capital Lease Interest		7.00%
Capital Leases, 2016		$ 6,050
Capital Leases, 2017		5,953
Capital Leases, 2018		5,764
Capital Leases, 2019		5,202
Capital Leases, 2020		4,853
Capital Leases, Thereafter		32,114
Capital Leases, Total minimum lease payments	[1]	59,936
Imputed interest (average rate of 7%)		(19,087)
Present value of minimum lease payments		40,849
Less current installments		(3,439)
Capital Leases, Net minimum payments		37,410
Operating Leases, 2016		113,511
Operating Leases, 2017		94,405
Operating Leases, 2018		70,531
Operating Leases, 2019		50,991
Operating Leases, 2020		39,736
Operating Leases, Thereafter		114,526
Operating Leases, Total minimum lease payments	[1]	483,700
Capital Leases, Minimum sublease rentals		34,900
Operating Leases, Minimum sublease rentals		$ 37,400

[1]	(a)Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $34.9 million and $37.4 million for capital and operating subleases, respectively.